Financial obligations - Lease liabilities related to right in use (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 12,953	$ 5,779
Current portion	3,639	4,098
Non-current portion	$ 9,314	1,681
Lease term	10 years
Number of renewal options | item	2
Lease renewal term	5 years
Minimum future rents payable	$ 8,815	2,227
Less than 1 year (2023)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future rents payable	1,313	1,470
Between 1 and 5 years (2024-2027)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future rents payable	3,264	757
More than 5 years (since 2028)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future rents payable	$ 4,238	0
Minimum [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease term	1 year
Maximum [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease term	3 years
Buildings and other constructions
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 8,814	2,532
Transportation Units [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	2,719	2,386
Machinery and equipment [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 1,420	$ 861